Shareholder Report, Average Annual Return (Details) B274531_Direxion Daily AMZN Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	38 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily AMZN Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily AMZN Bull 2X Shares NAV
Average Annual Return, Percent	36.21%	21.76%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	21.21%
Amazon.com, Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amazon.com, Inc.
Average Annual Return, Percent	31.02%	23.34%